CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2020	Dec. 31, 2019
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	625,000,000	625,000,000
Common stock, shares issued	500,000,000
Preferred Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized	10,000,000	10,000,000
Preferred Stock, Shares Issued	0	0
Preferred Stock, Shares Outstanding	0	0
Class A common stock
Common stock, par value	$ 0.0001
Common stock, shares authorized	500,000,000	500,000,000
Common stock, shares issued	292,000,000	292,000,000
Common stock, shares outstanding	99,000,000	99,000,000
Class B common stock
Common stock, par value	$ 0.0001
Common stock, shares authorized	125,000,000	125,000,000
Common stock, shares issued	78,000,000	78,000,000
Common stock, shares outstanding	51,000,000	51,000,000